Operating Lease Arrangements - Future Aggregate Minimum Lease Collection Under Non-cancellable Operating Leases (Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [Line Items]
Minimum lease collection under non-cancellable operating leases	$ 1,255	$ 1,348
Within one year [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Minimum lease collection under non-cancellable operating leases	353	427
1-5 Years [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Minimum lease collection under non-cancellable operating leases	659	600
More Than 5 Year [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Minimum lease collection under non-cancellable operating leases	$ 243	$ 321